UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: (888)-345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Commonwealth International Series Trust

791 Town & Country Blvd, Suite 250

Houston, TX 77024-3925

888-345-1898

www.commonwealthfunds.com

INVESTMENT ADVISOR

FCA Corp

791 Town & Country Blvd, Suite 250

Houston, TX 77024-3925

713-781-2856

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

TRANSFER AGENT & ADMINISTRATOR

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

CUSTODIAN BANK

Fifth Third Bank N.A.

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Commonwealth Australia/New Zealand Fund

Africa Fund

Commonwealth Japan Fund

Commonwealth Global Fund

Commonwealth Real Estate Securities Fund

SEMI-ANNUAL REPORT

April 30, 2017

SEMI-ANNUAL REPORT 2017

PERFORMANCE OVERVIEW – April 30, 2017 (Unaudited)

			Average Annual				Gross Expense Ratio[1]	Net Expense Ratio[1]
	Inception Date	6 Month	1 Year	5 Year	10 Year	Since Inception
Commonwealth Australia/New Zealand Fund	11/25/91	4.70%	14.96%	6.07%	3.11%	5.74%	2.84%	2.84%
Africa Fund	11/07/11	6.28%	10.43%	(2.50)%	—	(1.65)%	4.09%	1.95%
Commonwealth Japan Fund	07/10/89	2.37%	5.49%	4.78%	(0.96)%	(3.17)%	3.24%	1.77%
Commonwealth Global Fund	12/03/02	8.02%	9.35%	3.58%	0.88%	5.82%	2.93%	2.93%
Commonwealth Real Estate Securities Fund	01/05/04	9.37%	10.52%	7.94%	1.58%	4.50%	2.95%	2.95%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898.

[1]	The above expense ratios are from the Funds’ Prospectus, dated February 28, 2017. FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of each Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2018. FCA Corp may recoup any waived amount from the Funds pursuant to this agreement if such reimbursement does not cause the Funds to exceed the expense limitation in place at the time the fee was waived and the expense reimbursement is made within three years after the year in which FCA Corp incurred the expense. Additional information pertaining to the Funds’ expense ratios as of April 30, 2017, can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to any applicable fee waivers and/or reimbursements would be 2.84%, 3.89%, 3.22%, 2.92% and 2.93% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively.

You should carefully consider the investment objectives, risks, charges and expenses of the Fund before investing. This and other information can be found in the Fund’s Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

SEMI-ANNUAL REPORT 2017

PORTFOLIO COMPOSITION – April 30, 2017* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or Security Type	Percentage of Total Investments
Marine Ports & Services	22.2%
Air Freight & Logistics	8.2%
Specialized Finance	6.0%
Health Care Facilities	5.4%
Health Care Services	4.3%
Electric Utilities	4.1%
Industrial Machinery	4.1%
Renewable Electricity	3.4%
Education Services	3.4%
Property & Casualty Insurance	3.4%
Health Care Equipment	3.0%
Reinsurance	3.0%
Banks	2.8%
Oil & Gas Refining, Marketing & Transportation	2.8%
Multi-Utilities and Unregulated Power	2.7%
Packaged Foods & Meats	2.5%
Home Furnishing Retail	2.5%
Biotechnology	2.4%
Personal Products	2.1%
Short-Term Investments	1.5%
Human Resource & Employment Services	1.3%
Diversified Support Services	1.0%
Gas Utilities	1.0%
Hotels, Resorts & Cruise Lines	1.0%
Oil & Gas Exploration & Production	1.0%
Wireless Telecommunication Services	1.0%
Internet Software & Services	0.9%
Specialty Stores	0.9%
Home Furnishing	0.8%
Electronic Equipment Manufacturers	0.6%
Drug Retail	0.4%
Airport Services	0.2%
Diversified Chemicals	0.1%
100.0%

AFRICA FUND
Country or Security Type	Percentage of Total Investments
South Africa	77.7%
Exchange Traded Funds – Africa Region	8.7%
Short-Term Investments	8.6%
Exchange Traded Funds – Nigeria	3.6%
Egypt	0.8%
Zambia	0.6%
100.0%

COMMONWEALTH JAPAN FUND
Industry or Security Type	Percentage of Total Investments
Railroads	13.5%
Health Care Supplies	10.7%
Construction & Engineering	6.4%
Health Care Equipment	6.3%
Life & Health Insurance	5.6%
Industrial Machinery	5.0%
Air Freight & Logistics	4.3%
Leisure Products	3.9%
Tires & Rubber	3.7%
Diversified Real Estate Activities	3.5%
Household Products	3.0%
Brewers	2.8%
Marine	2.7%
Trucking	2.7%
Auto Parts & Equipment	2.6%
IT Consulting & Other Services	2.6%
Drug Retail	2.5%
Pharmaceuticals	2.5%
Soft Drinks	2.4%
Retail REITs	2.3%
Trading Companies & Distributors	2.0%
Electric Utilities	1.9%
Specialized Finance	1.9%
Electronic Equipment & Instruments	1.1%
Food Retail	1.1%
Specialty Chemicals	1.1%
Distributors	1.0%
Regional Banks	0.8%
Short-Term Investments	0.1%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2017

PORTFOLIO COMPOSITION – April 30, 2017* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or Security Type	Percentage of Total Investments
United States	38.6%
United Kingdom	14.6%
Japan	5.7%
Short-Term Investments	5.4%
Switzerland	5.2%
Israel	3.9%
Germany	3.1%
France	2.7%
South Africa	2.4%
Chile	2.3%
Mexico	2.3%
India	2.0%
Norway	2.0%
Denmark	1.7%
Exchange-Traded Funds – United Kingdom	1.6%
Canada	1.5%
Bermuda	1.5%
Exchange-Traded Funds – Gold Miners	1.4%
Panama	1.1%
Call Options	1.0%
100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or Security Type	Percentage of Total Investments
Specialized REITs	16.9%
Construction Materials	8.9%
Office REITs	8.8%
Diversified REITs	7.1%
Retail REITs	5.6%
Real Estate Operating Companies	4.6%
Residential REITs	4.5%
Home Improvement Retail	4.3%
Thrifts & Mortgage Finance	4.3%
Hotels, Resorts & Cruise Lines	4.1%
Wireless Telecommunication Services	3.0%
Industrial REITs	2.8%
Mortgage REITs	2.8%
Building Products	2.7%
Homebuilding	2.7%
Regional Banks	2.6%
Airport Services	2.4%
Construction & Engineering	2.4%
Integrated Telecommunication Services	2.4%
Exchange-Traded Funds – China	1.9%
Diversified Real Estate Activities	1.4%
Health Care REITs	1.1%
Restaurants	0.9%
Hotels, Resorts REITs	0.8%
Real Estate Development	0.5%
Short-Term Investments	0.3%
Alternative Carriers	0.2%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (92.9%)
AUSTRALIA (18.5%)
BIOTECHNOLOGY (2.3%)
CSL Ltd.	2,500	$248,147
Sirtex Medical Ltd.	20,000	232,739

		480,886

DIVERSIFIED CHEMICALS (0.1%)
Alexium International Group Ltd. *	50,000	18,721

DIVERSIFIED SUPPORT SERVICES (1.0%)
Brambles Ltd.	25,205	195,162

EDUCATION SERVICES (0.8%)
G8 Education Ltd.	62,143	172,180

GAS UTILITIES (1.0%)
APA Group	30,000	205,781

HEALTH CARE EQUIPMENT (2.0%)
Cochlear Ltd.	4,000	418,991

HEALTH CARE SERVICES (2.2%)
Sonic Healthcare Ltd.	27,772	459,400

HUMAN RESOURCE & EMPLOYMENT SERVICES (1.2%)
SEEK Ltd.	20,000	255,204

INTERNET SOFTWARE & SERVICES (0.9%)
carsales.com Ltd.	20,167	177,296

MULTI-UTILITIES & UNREGULATED POWER (2.6%)
AGL Energy Ltd.	26,949	540,029

OIL & GAS EXPLORATION & PRODUCTION (1.0%)
Woodside Petroleum Ltd.	8,711	209,915

PROPERTY & CASUALTY INSURANCE (2.5%)
QBE Insurance Group Ltd.	20,000	192,751
Suncorp Group Ltd.	31,195	322,369

		515,120

SPECIALTY STORES (0.9%)
Michael Hill International Ltd.	200,000	181,219

		3,829,904

NEW ZEALAND (74.4%)
AIR FREIGHT & LOGISTICS (8.0%)
Fliway Group Ltd.	200,000	145,564
Freightways Ltd.	173,540	892,485
Mainfreight Ltd.	40,000	606,976

		1,645,025

AIRPORT SERVICES (0.2%)
Airwork Holdings Ltd.	15,136	46,663

DRUG RETAIL (0.4%)
Green Cross Health Ltd.	53,143	82,831

	Shares	Fair Value
COMMON STOCKS (92.9%) – Continued
NEW ZEALAND (74.4%) – Continued
EDUCATION SERVICES (2.4%)
Evolve Education Group Ltd.	678,651	$503,257

ELECTRIC UTILITIES (4.0%)
Genesis Energy Ltd.	200,000	293,189
Infratil Ltd.	260,777	528,215

		821,404

ELECTRONIC EQUIPMENT MANUFACTURERS (0.6%)
ikeGPS Group Ltd. *	478,802	118,353

HEALTH CARE EQUIPMENT (0.9%)
Fisher & Paykel Healthcare Corp. Ltd.	26,000	179,772

HEALTH CARE FACILITIES (5.2%)
Arvida Group Ltd.	280,000	248,009
Ryman Healthcare Ltd.	140,000	829,580

		1,077,589

HEALTH CARE SERVICES (1.9%)
Abano Healthcare Group Ltd.	67,163	398,901

HOME FURNISHING RETAIL (2.5%)
Briscoe Group Ltd.	183,520	511,598

HOME FURNISHINGS (0.8%)
Cavalier Corp. Ltd. *	400,000	156,550

HOTELS, RESORTS & CRUISE LINES (1.0%)
Millennium & Copthorne Hotels New Zealand Ltd.	100,000	198,434

INDUSTRIAL MACHINERY (4.0%)
Scott Technology Ltd.	316,459	662,730
Skellerup Holdings Ltd.	150,000	155,520

		818,250

MARINE PORTS & SERVICES (21.5%)
Marsden Maritime Holdings Ltd.	81,425	243,202
Port of Tauranga Ltd.	75,000	211,652
South Port New Zealand Ltd.	970,540	3,998,380

		4,453,234

OIL & GAS REFINING, MARKETING & TRANSPORTATION (2.7%)
New Zealand Refining Co., Ltd.	345,157	554,564

PACKAGED FOODS & MEATS (2.5%)
Sanford Ltd.	53,406	266,957
Tegel Group Holdings Ltd.	300,000	245,125

		512,082

PERSONAL PRODUCTS (2.0%)
Comvita Ltd.	50,000	240,319
Trilogy International Ltd.	100,000	180,582

		420,901

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (92.9%) – Continued
NEW ZEALAND (74.4%) – Continued
PROPERTY & CASUALTY INSURANCE (0.8%)
TOWER Ltd.	200,000	$167,536

REINSURANCE (2.9%)
CBL Corp. Ltd.	255,000	609,311

RENEWABLE ELECTRICITY (3.3%)
Meridian Energy Ltd.	150,000	285,292
Tilt Renewables Ltd.	275,000	407,855

		693,147

SPECIALIZED FINANCE (5.8%)
Heartland Bank Ltd.	1,052,706	1,199,871

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
TeamTalk Ltd.	415,473	199,692

		15,368,965

TOTAL COMMON STOCKS (Cost $12,670,728)		19,198,869

	Principal
CORPORATE BONDS (2.7%)
NEW ZEALAND (2.7%)
BANKS (2.7%)
Credit Agricole SA, 5.04%, 12/29/49 (1) (2) (3)	900,000	568,525

TOTAL CORPORATE BONDS (Cost $469,105)		568,525

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.5%)
Federated Government Obligations Fund, Institutional Class, 0.65% (4)	305,701	$305,701

TOTAL SHORT-TERM INVESTMENTS (Cost $305,701)		305,701

TOTAL INVESTMENTS (97.1%) (Cost $13,445,534)		20,073,095

OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)		593,755

NET ASSETS (100.0%)		$20,666,850

*	Non-income producing security.

(1)	Callable.

(2)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2017.

(3)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.

(4)	Rate disclosed is the seven day effective yield as of April 30, 2017.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Africa Fund

	Shares	Fair Value
COMMON STOCKS (77.4%)
EGYPT (0.8%)
DIVERSIFIED BANKS (0.8%)
Commercial International Bank Egypt SAE	5,000	$21,375

SOUTH AFRICA (76.1%)
AGRICULTURAL PRODUCTS (1.5%)
Crookes Brothers Ltd.	8,000	37,707

AIRLINES (0.5%)
Comair Ltd.	35,000	13,066

APPAREL RETAIL (0.5%)
Mr. Price Group Ltd.	1,000	11,753

ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
Coronation Fund Managers Ltd.	6,500	30,827

AUTOMOTIVE RETAIL (0.9%)
Combined Motor Holdings Ltd.	15,000	24,128

CABLE & SATELLITE (5.2%)
Naspers Ltd., N Shares	700	132,946

COAL & CONSUMABLE FUELS (0.7%)
Exxaro Resources Ltd.	2,000	17,040

CONSTRUCTION & ENGINEERING (1.6%)
Murray & Roberts Holdings Ltd.	9,000	9,427
Wilson Bayly Holmes-Ovcon Ltd.	3,000	32,217

		41,644

DEPARTMENT STORES (0.7%)
Woolworths Holdings Ltd.	3,046	16,522

DISTRIBUTORS (1.2%)
Imperial Holdings Ltd. ADR	2,400	30,600

DIVERSIFIED BANKS (10.4%)
Capitec Bank Holdings Ltd.	2,850	162,592
Nedbank Group Ltd.	3,000	50,601
Standard Bank Group Ltd. ADR	4,800	52,800

		265,993

DIVERSIFIED METALS & MINING (0.0%)
eXtract Group Ltd. *	92,847	834

ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
Interwaste Holdings Ltd. *	400,000	25,737

FOOD DISTRIBUTORS (2.6%)
Bid Corp. Ltd.	3,167	67,087

FOOD RETAIL (3.4%)
Shoprite Holdings Ltd. ADR	5,400	85,644

GOLD (1.5%)
AngloGold Ashanti Ltd. ADR	2,000	22,860
Gold Fields Ltd. ADR	5,000	16,250

		39,110

	Shares	Fair Value
COMMON STOCKS (77.4%) – Continued
SOUTH AFRICA (76.1%) – Continued
HEALTH CARE FACILITIES (1.5%)
Mediclinic International Ltd.	3,562	$37,878

HUMAN RESOURCE & EMPLOYMENT SERVICES (0.8%)
Adcorp Holdings Ltd.	20,000	20,499

INDUSTRIAL CONGLOMERATES (2.0%)
Bidvest Group Ltd.	4,167	49,728

INDUSTRIAL MACHINERY (1.1%)
Howden Africa Holdings Ltd. *	11,000	27,150

INTEGRATED OIL & GAS (1.9%)
Sasol Ltd. ADR	1,600	48,832

LIFE & HEALTH INSURANCE (5.9%)
Clientele Ltd.	50,000	61,536
Discovery Ltd.	9,000	90,093

		151,629

MARINE (1.2%)
Grindrod Ltd. *	35,000	31,475

OTHER DIVERSIFIED FINANCIAL SERVICES (10.8%)
African Phoenix Investments Ltd. *	18,666	810
Alexander Forbes Group Holdings Ltd.	50,000	24,091
FirstRand Ltd.	14,300	53,333
PSG Group Ltd.	10,400	196,894

		275,128

PACKAGED FOODS & MEATS (8.2%)
Astral Foods Ltd.	4,000	46,386
Pioneer Foods Group Ltd.	4,000	49,336
RCL Foods Ltd.	27,559	29,649
Sovereign Food Investments Ltd. *	60,000	41,523
Tiger Brands Ltd.	1,400	42,310

		209,204

PHARMACEUTICALS (0.8%)
Aspen Pharmacare Holdings Ltd.	1,000	20,741

PRECIOUS METALS & MINERALS (1.8%)
Anglo American Platinum Ltd. *	800	19,755
Impala Platinum Holdings Ltd. *	8,000	25,707

		45,462

TECHNOLOGY DISTRIBUTORS (1.3%)
Alviva Holdings Ltd.	20,700	32,600

TRADING COMPANIES & DISTRIBUTORS (2.2%)
Barloworld Ltd.	4,300	38,740
Invicta Holdings Ltd.	4,000	16,370

		55,110

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Africa Fund

	Shares	Fair Value
COMMON STOCKS (77.4%) – Continued
SOUTH AFRICA (76.1%) – Continued
TRUCKING (0.9%)
Value Group Ltd.	87,364	$23,073

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
MTN Group Ltd. ADR	4,000	37,800
Vodacom Group Ltd.	3,000	33,939

		71,739

		1,940,886

ZAMBIA (0.5%)
PACKAGED FOODS & MEATS (0.5%)
Zambeef Products PLC *	60,000	14,280

TOTAL COMMON STOCKS (Cost $1,941,017)		1,976,541

EXCHANGE-TRADED FUNDS (12.1%)
Global X MSCI Nigeria ETF	5,550	89,299
VanEck Vectors Africa Index ETF	10,340	218,692

TOTAL EXCHANGE-TRADED FUNDS (Cost $521,532)		307,991

	Principal
SOVERIGN BONDS (0.6%)
SOUTH AFRICA (0.6%)
South Africa Government Bond, 8.00%, 12/21/18 (1)	200,000	15,046

TOTAL SOVERIGN BONDS (Cost $26,250)		15,046

	Shares	Fair Value
SHORT-TERM INVESTMENTS (8.5%)
Federated Government Obligations Fund, Institutional Class, 0.65% (2)	216,442	$216,442

TOTAL SHORT-TERM INVESTMENTS (Cost $216,442)		216,442

TOTAL INVESTMENTS (98.6%) (Cost $2,705,241)		2,516,020

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)		35,331

NET ASSETS (100.0%)		$2,551,351

*	Non-income producing security.

(1)	Principal amount shown in South African Rand; value shown in U.S. Dollars.

(2)	Rate disclosed is the seven day effective yield as of April 30, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (98.8%)
JAPAN (98.8%)
AIR FREIGHT & LOGISTICS (4.3%)
Kintetsu World Express, Inc.	4,000	$62,055
Yamato Holdings Co., Ltd.	7,000	151,274

		213,329

AUTO PARTS & EQUIPMENT (2.6%)
NGK Spark Plug Co., Ltd.	6,000	129,798

BREWERS (2.7%)
Kirin Holdings Co., Ltd.	7,000	136,043

CONSTRUCTION & ENGINEERING (6.4%)
Kajima Corp.	33,000	224,145
Taihei Dengyo Kaisha Ltd.	6,000	59,650
Takada Corp.	6,000	33,055

		316,850

DISTRIBUTORS (1.0%)
Yamae Hisano Co., Ltd.	5,200	50,344

DIVERSIFIED REAL ESTATE ACTIVITIES (3.5%)
Mitsui Fudosan Co., Ltd.	3,000	65,935
Sumitomo Realty & Development Co., Ltd.	4,000	107,887

		173,822

DRUG RETAIL (2.5%)
Sugi Holdings Co., Ltd.	2,500	124,047

ELECTRIC UTILITIES (1.9%)
Tohoku Electric Power Co., Inc.	7,000	93,333

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Hitachi Ltd.	10,000	55,191

FOOD RETAIL (1.0%)
Maxvalu Kyushu Co., Ltd.	3,000	51,682

HEALTH CARE EQUIPMENT (6.2%)
CYBERDYNE, Inc. *	9,000	127,187
Terumo Corp.	5,000	182,369

		309,556

HEALTH CARE SUPPLIES (10.5%)
Asahi Intecc Co., Ltd.	7,500	333,109
Hoya Corp.	4,000	191,081

		524,190

HOUSEHOLD PRODUCTS (2.9%)
Unicharm Corp.	6,000	145,814

INDUSTRIAL MACHINERY (4.9%)
FANUC Corp.	700	142,293
Meidensha Corp.	28,000	102,252

		244,545

	Shares	Fair Value
COMMON STOCKS (98.8%) – Continued
JAPAN (98.8%) – Continued
IT CONSULTING & OTHER SERVICES (2.6%)
INES Corp.	5,000	$46,703
Otsuka Corp.	1,500	80,350

		127,053

LEISURE PRODUCTS (3.9%)
Sankyo Co., Ltd.	2,000	69,717
Shimano, Inc.	800	122,243

		191,960

LIFE & HEALTH INSURANCE (5.6%)
Dai-ichi Life Insurance Co., Ltd.	11,000	187,133
T&D Holdings, Inc.	6,000	89,018

		276,151

MARINE (2.7%)
Kawasaki Kisen Kaisha Ltd.	30,000	78,869
Mitsui Osk Lines Ltd.	18,000	55,074

		133,943

PHARMACEUTICALS (2.5%)
Sosei Group Corp. *	1,200	123,284

RAILROADS (13.3%)
East Japan Railway Co.	1,500	133,970
Hankyu Hanshin Holdings, Inc.	4,400	145,285
Keikyu Corp.	13,000	149,188
Keio Corp.	18,000	144,065
Tobu Railway Co., Ltd.	18,000	91,252

		663,760

REGIONAL BANKS (0.8%)
Nishi-Nippon Financial Holdings, Inc.	4,000	38,116

RETAIL REITS (2.2%)
Fukuoka REIT Corp.	70	110,543

SOFT DRINKS (2.4%)
Coca-Cola West Co., Ltd.	4,000	118,977

SPECIALIZED FINANCE (1.9%)
Kyushu Leasing Service Co., Ltd.	13,000	93,432

SPECIALTY CHEMICALS (1.1%)
JSR Corp.	3,000	54,805

TIRES & RUBBER (3.6%)
Sumitomo Rubber Industries Ltd.	10,000	179,812

TRADING COMPANIES & DISTRIBUTORS (2.0%)
Marubeni Corp.	16,000	98,541

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (98.8%) – Continued
JAPAN (98.8%) – Continued
TRUCKING (2.7%)
Daiichi Koutsu Sangyo Co., Ltd.	7,200	$52,005
Nippon Express Co., Ltd.	15,000	82,369

		134,374

TOTAL COMMON STOCKS (Cost $3,065,392)		4,913,295

SHORT-TERM INVESTMENTS (0.1%)
Federated Government Obligations Fund, Institutional Class, 0.65% (1)	6,383	6,383

TOTAL SHORT-TERM INVESTMENTS (Cost $6,383)		6,383

TOTAL INVESTMENTS (98.9%) (Cost $3,071,775)		4,919,678

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		53,042

NET ASSETS (100.0%)		$4,972,720

*	Non-income producing security.

(1)	Rate disclosed is the seven day effective yield as of April 30, 2017.

REIT — Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (93.1%)
BERMUDA (1.6%)
REINSURANCE (1.6%)
Maiden Holdings Ltd.	20,000	$247,000

CANADA (1.5%)
OFFICE REITS (1.5%)
Brookfield Canada Office Properties	10,000	238,100

CHILE (2.4%)
BREWERS (2.4%)
Cia Cervecerias Unidas SA ADR	14,401	371,114

DENMARK (1.8%)
DIVERSIFIED BANKS (1.8%)
Danske Bank A/S ADR	15,000	273,000

FRANCE (2.8%)
DIVERSIFIED CHEMICALS (2.8%)
Arkema SA ADR	4,130	438,813

GERMANY (3.2%)
INDUSTRIAL CONGLOMERATES (3.2%)
Siemens AG ADR	7,000	501,963

INDIA (2.0%)
DIVERSIFIED BANKS (2.0%)
HDFC Bank Ltd. ADR	4,000	318,440

ISRAEL (4.0%)
APPLICATION SOFTWARE (2.4%)
NICE-Systems Ltd. ADR	5,500	370,975

PHARMACEUTICALS (1.6%)
Teva Pharmaceutical Industries Ltd. ADR	8,000	252,640

		623,615

JAPAN (5.9%)
CONSUMER ELECTRONICS (1.1%)
Sony Corp. ADR	5,000	172,600

ELECTRICAL COMPONENTS & EQUIPMENT (2.2%)
Nidec Corp. ADR	15,000	345,300

TIRES & RUBBER (2.6%)
Bridgestone Corp.	19,000	395,580

		913,480

MEXICO (2.3%)
BROADCASTING & CABLE TV (2.3%)
Grupo Televisa SA ADR	15,000	364,500

NORWAY (2.0%)
MULTI-LINE INSURANCE (2.0%)
Gjensidige Forsikring ASA ADR	20,000	313,200

	Shares	Fair Value
COMMON STOCKS (93.1%) – Continued
PANAMA (1.1%)
AIRLINES (1.1%)
Copa Holdings SA, Class A	1,500	$174,630

SOUTH AFRICA (2.4%)
FOOD RETAIL (2.4%)
Shoprite Holdings Ltd. ADR	24,000	380,640

SWITZERLAND (5.4%)
PACKAGED FOODS & MEATS (2.9%)
Nestle SA ADR	5,750	442,744

PHARMACEUTICALS (2.5%)
Roche Holding AG ADR	12,000	392,376

		835,120

UNITED KINGDOM (15.0%)
DISTILLERS & VINTNERS (2.1%)
Diageo PLC ADR	2,800	328,804

INTEGRATED OIL & GAS (3.6%)
BP PLC ADR	16,327	560,343

LIFE & HEALTH INSURANCE (1.9%)
Old Mutual PLC ADR	15,125	303,693

PACKAGED FOODS & MEATS (3.0%)
Unilever NV	9,000	470,160

PHARMACEUTICALS (3.3%)
AstraZeneca PLC ADR	8,000	242,000
GlaxoSmithKline PLC ADR	6,500	265,850

		507,850

PUBLISHING (1.1%)
Pearson PLC ADR	20,000	164,000

		2,334,850

UNITED STATES (39.7%)
BIOTECHNOLOGY (2.2%)
United Therapeutics Corp. *	2,750	345,675

COMMUNICATIONS EQUIPMENT (1.5%)
KVH Industries, Inc. *	30,000	240,000

CONSTRUCTION & ENGINEERING (0.3%)
AECOM *	1,500	51,315

CONSTRUCTION MACHINERY & HEAVY TRUCKS (2.9%)
Miller Industries, Inc.	18,000	457,200

DIVERSIFIED BANKS (2.8%)
Wells Fargo & Co. (1)	8,161	439,388

GAS UTILITIES (1.2%)
Northwest Natural Gas Co.	3,000	178,800

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (93.1%) – Continued
UNITED STATES (39.7%) – Continued
HARDWARE, STORAGE & PERIPHERALS (2.3%)
NetApp, Inc.	9,000	$358,650

HEALTH CARE FACILITIES (2.0%)
LifePoint Health, Inc. *	5,000	310,750

HEALTH CARE SUPPLIES (2.0%)
Dentsply Sirona, Inc.	5,000	316,200

HOUSEHOLD PRODUCTS (2.0%)
Procter & Gamble Co./The	3,500	305,655

INDUSTRIAL MACHINERY (1.6%)
Briggs & Stratton Corp.	10,000	249,900

INTEGRATED OIL & GAS (1.7%)
Chevron Corp.	2,500	266,750

LIFE SCIENCES TOOLS & SERVICES (2.1%)
Thermo Fisher Scientific, Inc.	2,000	330,660

MULTI-LINE UTILITIES & UNREGULATED POWER (2.3%)
Public Service Enterprise Group, Inc.	8,000	352,400

OIL & GAS EQUIPMENT & SERVICES (1.8%)
Halliburton Co.	6,000	275,280

PACKAGED FOODS & MEATS (2.2%)
Cal-Maine Foods, Inc.	3,000	113,250
Pilgrim’s Pride Corp. *	8,600	223,256

		336,506

RAILROADS (3.6%)
Genesee & Wyoming, Inc., Class A *	2,250	152,460
Norfolk Southern Corp.	3,500	411,215

		563,675

REGIONAL BANKS (0.9%)
Umpqua Holdings Corp.	8,000	141,360

REINSURANCE (1.7%)
Blue Capital Reinsurance Holdings Ltd.	14,000	264,600

SEMICONDUCTORS (2.6%)
Skyworks Solutions, Inc.	4,000	398,960

		6,183,724

TOTAL COMMON STOCKS (Cost $10,938,667)		14,512,189

EXCHANGE-TRADED FUNDS (3.0%)
iShares MSCI United Kingdom ETF	7,500	248,250
VanEck Vectors Gold Miners ETF	10,000	222,300

TOTAL EXCHANGE-TRADED FUNDS (Cost $486,789)		470,550

	Contracts	Fair Value
CALL OPTIONS PURCHASED (1.1%)
UNITED STATES (1.1%)
Apple, Inc., Strike Price: $90, Expiration 1/19/18 *	30	$161,190

TOTAL CALL OPTIONS PURCHASED (Cost $67,441)		161,190

	Shares
SHORT-TERM INVESTMENTS (5.5%)
Federated Government Obligations Fund, Institutional Class, 0.65% (2)	861,641	861,641

TOTAL SHORT-TERM INVESTMENTS (Cost $861,641)		861,641

TOTAL INVESTMENTS (102.7%) (Cost $12,354,538)		16,005,570

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.7%)		(417,486)

NET ASSETS (100.0%)		$15,588,084

*	Non-income producing security.

(1)	Subject to call options written.

(2)	Rate disclosed is the seven day effective yield as of April 30, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

SCHEDULE OF WRITTEN OPTIONS – April 30, 2017 (Unaudited)

	Contracts	Fair Value
WRITTEN CALL OPTIONS (-0.0%)
UNITED STATES (0.0%)
Wells Fargo & Co., Strike Price: $62.50, Expiration 1/19/18	(40)	$(2,880)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $12,278)		(2,880)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (98.1%)
AIRPORT SERVICES (2.4%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	$246,220

ALTERNATIVE CARRIERS (0.2%)
Zayo Group Holdings, Inc. *	500	17,535

BUILDING PRODUCTS (2.7%)
Lennox International, Inc.	1,700	281,163

CONSTRUCTION & ENGINEERING (2.4%)
Kajima Corp. ADR	2,000	135,821
Stuart Olson, Inc.	30,000	118,500

		254,321

CONSTRUCTION MATERIALS (9.0%)
Boral Ltd. ADR	1,650	30,405
Cemex SAB de CV ADR *	27,669	255,108
James Hardie Industries PLC ADR	25,000	426,500
Summit Materials, Inc., Class A *	2,500	64,150
Vulcan Materials Co.	1,300	157,144

		933,307

DIVERSIFIED REAL ESTATE ACTIVITIES (1.4%)
Lend Lease Group ADR	11,900	142,800

DIVERSIFIED REITS (7.1%)
STORE Capital Corp.	6,500	155,935
Vornado Realty Trust	1,207	116,162
Washington Real Estate Investment Trust	6,000	190,020
WP Carey, Inc.	4,470	279,822

		741,939

HEALTH CARE REITS (1.1%)
Care Capital Properties, Inc.	4,207	113,042

HOME IMPROVEMENT RETAIL (4.3%)
Home Depot, Inc./The	325	50,733
Kingfisher PLC ADR	20,000	180,100
Lowe’s Cos., Inc.	2,600	220,688

		451,521

HOMEBUILDING (2.7%)
Gafisa SA ADR	1,483	16,877
NVR, Inc. *	50	105,562
Toll Brothers, Inc.	4,500	161,955

		284,394

HOTEL & RESORT REITS (0.8%)
Summit Hotel Properties, Inc.	5,200	85,956

HOTELS, RESORTS & CRUISE LINES (4.1%)
InterContinental Hotels Group PLC ADR	4,511	238,136
Ryman Hospitality Properties, Inc.	3,024	192,871

		431,007

	Shares	Fair Value
COMMON STOCKS (98.1%) – Continued
INDUSTRIAL REITS (2.8%)
EastGroup Properties, Inc.	3,000	$234,750
Monmouth Real Estate Investment Corp.	2,000	30,000
STAG Industrial, Inc.	1,000	26,360

		291,110

INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
SBA Communications Corp., Class A *	2,000	252,980

MORTGAGE REITS (2.8%)
Annaly Capital Management, Inc.	13,500	159,435
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,100	67,952
Ladder Capital Corp.	4,534	66,332

		293,719

OFFICE REITS (8.8%)
Alexandria Real Estate Equities, Inc.	1,850	208,143
Boston Properties, Inc.	2,450	310,170
Douglas Emmett, Inc.	3,000	113,010
SL Green Realty Corp.	2,720	285,410

		916,733

REAL ESTATE DEVELOPMENT (0.5%)
China Overseas Land & Investment Ltd. ADR	600	52,304

REAL ESTATE OPERATING COMPANIES (4.6%)
Farmland Partners, Inc.	9,205	100,334
Gladstone Land Corp.	9,700	107,961
IRSA Inversiones y Representaciones SA ADR	5,046	127,260
IRSA Propiedades Comerciales SA ADR	2,950	141,600

		477,155

REGIONAL BANKS (2.6%)
PacWest BanCorp	480	23,707
Regions Financial Corp.	18,000	247,500

		271,207

RESIDENTIAL REITS (4.5%)
AvalonBay Communities, Inc. (1)	1,300	246,792
Essex Property Trust, Inc.	900	220,023

		466,815

RESTAURANTS (0.9%)
Luby’s, Inc. *	32,994	97,002

RETAIL REITS (5.7%)
Acadia Realty Trust	4,985	144,964
Brixmor Property Group, Inc.	5,000	98,750
National Retail Properties, Inc.	4,000	168,880
Simon Property Group, Inc. (1)	500	82,630
Tanger Factory Outlet Centers, Inc.	3,000	93,570

		588,794

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

SCHEDULE OF INVESTMENTS – April 30, 2017 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (98.1%) – Continued
SPECIALIZED REITS (17.0%)
CoreCivic, Inc.	350	$12,058
Crown Castle International Corp.	2,000	189,200
CyrusOne, Inc.	1,200	65,568
DuPont Fabros Technology, Inc.	2,095	107,997
Extra Space Storage, Inc.	5,100	385,203
Global Self Storage, Inc.	6,000	29,760
HCP, Inc.	2,000	62,700
Host Hotels & Resorts, Inc.	7,717	138,520
Pebblebrook Hotel Trust	5,000	148,800
QTS Realty Trust, Inc., Class A	3,600	192,384
Ventas, Inc.	2,750	176,027
Welltower, Inc.	1,250	89,300
Weyerhaeuser Co.	5,000	169,350

		1,766,867

THRIFTS & MORTGAGE FINANCE (4.3%)
Georgetown BanCorp, Inc.	10,002	259,552
Harleysville Savings Financial Corp.	8,675	188,725

		448,277

WIRELESS TELECOMMUNICATION SERVICES (3.0%)
American Tower Corp., Class A	2,500	314,850

TOTAL COMMON STOCKS (Cost $7,184,746)		10,221,018

EXCHANGE-TRADED FUNDS (1.9%)
Guggenheim China Real Estate ETF	8,500	201,110

TOTAL EXCHANGE-TRADED FUNDS (Cost $144,153)		201,110

SHORT-TERM INVESTMENTS (0.3%)
Federated Government Obligations Fund, Institutional Class, 0.65% (2)	27,253	27,253

TOTAL SHORT-TERM INVESTMENTS (Cost $27,253)		27,253

TOTAL INVESTMENTS (100.3%) (Cost $7,356,152)		10,449,381

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(26,311)

NET ASSETS (100.0%)		$10,423,070

*	Non-income producing security.

(1)	Subject to call options written.

(2)	Rate disclosed is the seven day effective yield as of April 30, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

SCHEDULE OF WRITTEN OPTIONS – April 30, 2017 (Unaudited)

	Contracts	Fair Value
WRITTEN CALL OPTIONS (-0.1%)
AvalonBay Communities, Inc., Strike Price: $195, Expiration 10/20/17	(13)	$(7,410)
Simon Property Group, Inc., Strike Price: $230, Expiration 1/19/18	(5)	(305)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $11,585)		(7,715)

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT 2017

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2017 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS
Investments in securities at value (cost $13,445,534, $2,705,241, $3,071,775, $12,354,538 and $7,356,152, respectively)	$20,073,095	$2,516,020	$4,919,678	$16,005,570	$10,449,381
Foreign currencies, at value (Cost $1,085,910, $26,409, $24,234, $- and $-, respectively)	1,064,556	26,549	24,105	—	—
Receivable for fund shares sold	—	250	—	—	—
Receivable for investments sold	32,613	—	—	—	—
Dividends and interest receivable	3,838	547	30,181	51,538	3,882
Tax reclaims receivable	—	—	—	12,916	—
Receivable from Advisor	—	1,358	1,362	—	—
Prepaid expenses	16,686	11,907	10,989	15,260	15,150

Total Assets	21,190,788	2,556,631	4,986,315	16,085,284	10,468,413

LIABILITIES
Options written, at value (premium received $-, $-, $-, $12,278 and $11,585, respectively)	—	—	—	2,880	7,715
Payable for fund shares redeemed	—	—	—	1,000	—
Payable for investments purchased	466,570	—	—	445,475	—
Payable to Advisor	12,674	—	—	9,493	6,427
Payable to Administrator	10,208	1,167	2,445	7,261	4,856
Payable to trustees	7,767	925	1,913	5,738	3,862
Distribution (12b-1) fees accrued	7,632	985	3,360	8,465	11,977
Other accrued expenses	19,087	2,203	5,877	16,888	10,506

Total Liabilities	523,938	5,280	13,595	497,200	45,343

NET ASSETS	$20,666,850	$2,551,351	$4,972,720	$15,588,084	$10,423,070

NET ASSETS CONSIST OF:
Paid-in capital	$14,680,254	$2,849,951	$3,608,463	$12,036,119	$6,982,783
Accumulated net investment income (loss)	42,725	6,140	(28,203)	(47,517)	2,288
Accumulated net realized gain (loss) from investments, option contracts and foreign currency transactions	(661,528)	(115,657)	(455,215)	(60,946)	340,900
Net unrealized appreciation (depreciation) on:
Investment securities	6,605,399	(189,083)	1,847,675	3,651,030	3,093,229
Written option contracts	—	—	—	9,398	3,870

NET ASSETS	$20,666,850	$2,551,351	$4,972,720	$15,588,084	$10,423,070

Shares outstanding (unlimited number of shares authorized)	1,626,943	292,949	1,435,964	1,078,546	661,449

Net asset value, offering and redemption price per share (a)	$12.70	$8.71	$3.46	$14.45	$15.76

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

STATEMENTS OF OPERATIONS – For the six months ended April 30, 2017 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $60,772, $4,201, $6,220, $21,768 and $2,719, respectively)	$289,883	$26,741	$34,698	$197,411	$152,009
Interest income	15,890	543	—	—	—

Total investment income	305,773	27,284	34,698	197,411	152,009

EXPENSES
Investment Advisor	74,715	9,052	18,629	55,961	37,016
Distribution (12b-1)	24,905	3,017	6,210	18,654	12,339
Administrator	62,470	7,419	15,306	46,050	30,108
Legal	20,998	2,498	5,191	15,561	10,227
Registration	9,970	10,013	10,159	10,151	10,975
Custodian	8,409	1,658	2,773	3,224	2,460
Audit	13,641	1,620	3,267	9,741	6,481
Trustee	15,788	1,876	3,869	11,616	7,557
Insurance	8,620	1,024	2,128	6,460	4,260
Printing	7,804	924	1,892	5,383	3,530
CCO	14,459	1,712	3,543	10,629	6,961
Miscellaneous	1,237	468	520	1,076	775
Interest expense	31	—	63	—	—

Total expenses	263,047	41,281	73,550	194,506	132,689
Fees waived and expense reimbursed by Advisor	—	(20,137)	(29,975)	—	—

Net operating expenses	263,047	21,144	43,575	194,506	132,689

Net investment income (loss)	42,726	6,140	(8,877)	2,905	19,320

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities transactions	(365,285)	(44,214)	64,590	11,473	378,776
Foreign currency translations	(28,581)	4,177	(7,378)	4	94
Purchased option contracts	—	—	—	(13,032)	—
Written option contracts	—	—	—	8,595	10,994

Total net realized gain (loss)	(393,866)	(40,037)	57,212	7,040	389,864

Net change in unrealized appreciation (depreciation) on:
Investments	1,317,594	182,296	78,948	1,073,528	466,327
Foreign currency	(21,244)	(2,443)	2,775	(1)	—
Purchased option contracts	—	—	—	89,818	11,128
Written option contracts	—	—	—	(15,212)	4,837

Total net change in unrealized appreciation (depreciation)	1,296,350	179,853	81,723	1,148,133	482,292

Net realized and change in unrealized gain (loss) on investments	902,484	139,816	138,935	1,155,173	872,156

Net increase in net assets resulting from operations	$945,210	$145,956	$130,058	$1,158,078	$891,476

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Australia/New Zealand Fund		Africa Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income (loss)	$42,726	$340,062	$6,140	$13,872
Net realized gain (loss)	(393,866)	278,439	(40,037)	(56,842)
Net change in unrealized appreciation (depreciation)	1,296,350	2,941,221	179,853	26,481

Change in net assets resulting from operations	945,210	3,559,722	145,956	(16,489)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(474,706)	(504,861)	(15,019)	(13,033)
Net realized gains	—	—	—	—

Change in net assets from distributions	(474,706)	(504,861)	(15,019)	(13,033)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	2,012,492	2,466,289	165,715	335,997
Reinvestment of distributions	468,373	494,045	14,987	13,001
Amount paid for shares redeemed	(1,557,665)	(4,140,438)	(158,866)	(135,942)
Redemption fees	27	328	—	—

Change in net assets resulting from capital transactions	923,227	(1,179,776)	21,836	213,056

Net increase (decrease) in net assets	1,393,731	1,875,085	152,773	183,534

NET ASSETS:
Beginning of period	19,273,119	17,398,034	2,398,578	2,215,044

End of period	$20,666,850	$19,273,119	$2,551,351	$2,398,578

Accumulated net investment income (loss)	$42,725	$474,705	$6,140	$15,019

SHARE TRANSACTIONS:
Shares sold	163,187	212,625	19,534	44,171
Shares issued in reinvestment of distributions	39,031	48,152	1,921	1,868
Shares redeemed	(124,686)	(374,650)	(19,177)	(17,468)

Change in shares outstanding	77,532	(113,873)	2,278	28,571

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth Japan Fund		Commonwealth Global Fund		Commonwealth Real Estate Securities Fund
For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$(8,877)	$(27,205)	$2,905	$(69,223)	$19,320	$(1,069)
57,212	165,457	7,040	958,352	389,864	(47,320)
81,723	(20,820)	1,148,133	(868,079)	482,292	52,592

130,058	117,432	1,158,078	21,050	891,476	4,203

—	—	—	—	—	—
—	—	(627,731)	—	—	(140,758)

—	—	(627,731)	—	—	(140,758)

386,566	1,030,910	352,636	695,469	198,707	242,347
—	—	625,566	—	—	139,503
(431,816)	(1,596,370)	(565,646)	(1,281,386)	(232,037)	(399,645)
—	—	—	65	—	—

(45,250)	(565,460)	412,556	(585,852)	(33,330)	(17,795)

84,808	(448,028)	942,903	(564,802)	858,146	(154,350)

4,887,912	5,335,940	14,645,181	15,209,983	9,564,924	9,719,274

$4,972,720	$4,887,912	$15,588,084	$14,645,181	$10,423,070	$9,564,924

$(28,203)	$(19,326)	$(47,517)	$(50,422)	$2,288	$(17,032)

116,043	313,141	24,748	51,174	12,882	17,093
—	—	45,829	—	—	10,080
(127,066)	(481,700)	(40,288)	(93,520)	(15,407)	(28,219)

(11,023)	(168,559)	30,289	(42,346)	(2,525)	(1,046)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

FINANCIAL HIGHLIGHTS

Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2017		For the year ended 10/31/2016	For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013	For the year ended 10/31/2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.44		$10.46	$12.54	$13.25	$12.05	$10.76

Change in net assets from operations:
Net investment income	0.03		0.21	0.18	0.15	0.21	0.14
Net realized and unrealized gain (loss) from investments	0.54		2.08	(1.38)	(0.40)	1.15	1.27

Total from investment activities	0.57		2.29	(1.20)	(0.25)	1.36	1.41

Distributions:
Net investment income	(0.31)		(0.31)	(0.11)	(0.22)	(0.16)	(0.12)
Net realized gains	—		—	(0.77)	(0.24)	—	—

Total distributions	(0.31)		(0.31)	(0.88)	(0.46)	(0.16)	(0.12)

Redemption fees	—	(a)	— (a)	—	— (a)	— (a)	— (a)

Net Asset Value, End of Period	$12.70		$12.44	$10.46	$12.54	$13.25	$12.05

Total Return	4.70	%(b)	22.51%	(10.15)%	(1.74)%	11.40%	13.31%

Net assets at end of period (000’s)	$20,667		$19,273	$17,398	$20,501	$23,766	$22,347

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.64	%(c)	2.84%	3.29%	3.08%	3.17%	3.32%
Ratio of gross expenses before waivers and/or reimbursements	2.64	%(c)	2.84%	3.31%	3.08%	3.17%	3.32%
Ratio of net investment income to average net assets	0.43	%(c)	1.92%	1.55%	1.11%	1.59%	1.26%
Portfolio turnover rate	20	%(b)	26%	9%	16%	18%	8%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

FINANCIAL HIGHLIGHTS

Africa Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2017		For the year ended 10/31/2016	For the year ended 10/31/2015		For the year ended 10/31/2014	For the year ended 10/31/2013	For the period ended 10/31/2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.25		$8.45	$9.96		$10.38	$10.23	$10.00

Change in net assets from operations:
Net investment income	0.02		0.05	0.07		0.01	0.22	0.08
Net realized and unrealized gain (loss) from investments	0.49		(0.20)	(1.58)		(0.25)	0.09	0.15

Total from investment activities	0.51		(0.15)	(1.51)		(0.24)	0.31	0.23

Distributions:
Net investment income	(0.05)		(0.05)	—		(0.14)	(0.16)	—
Return of capital	—		—	—		(0.04)	—	—

Total distributions	(0.05)		(0.05)	—		(0.18)	(0.16)	—

Redemption fees	—		—	—		— (b)	— (b)	—

Net Asset Value, End of Period	$8.71		$8.25	$8.45		$9.96	$10.38	$10.23

Total Return	6.28	%(c)	(1.67)%	(15.16)%		(2.32)%	3.02%	2.30	%(c)

Net assets at end of period (000’s)	$2,551		$2,399	$2,215		$2,478	$2,099	$1,356

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(d)	1.75%	1.84	%(e)	2.00%	—%	0.70	%(d)
Ratio of gross expenses before waivers and/or reimbursements	3.42	%(d)	4.04%	5.99%		5.69%	6.13%	8.32	%(d)
Ratio of net investment income to average net assets	0.51	%(d)	0.67%	0.75%		0.11%	2.28%	1.32	%(d)
Portfolio turnover rate	3	%(c)	13%	1%		4%	7%	—	%(c)

(a)	Reflects operations for the period from November 7, 2011 (inception date) to October 31, 2012.

(b)	Value is less than $0.005 per share.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Effective March 1, 2015, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

FINANCIAL HIGHLIGHTS

Commonwealth Japan Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2017		For the year ended 10/31/2016		For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013	For the year ended 10/31/2012
	(Unaudited)
Net Asset Value, Beginning of Period	$3.38		$3.30		$3.05	$3.08	$2.54	$2.70

Change in net assets from operations:
Net investment loss	(0.01)		(0.03)		(0.07)	(0.05)	(0.10)	(0.07)
Net realized and unrealized gain (loss) from investments	0.09		0.11		0.32	0.02	0.64	(0.09)

Total from investment activities	0.08		0.08		0.25	(0.03)	0.54	(0.16)

Redemption fees	—		—		—	— (a)	— (a)	— (a)

Net Asset Value, End of Period	$3.46		$3.38		$3.30	$3.05	$3.08	$2.54

Total Return	2.37	%(b)	2.42%		8.20%	(0.97)%	21.26%	(5.93)%

Net assets at end of period (000’s)	$4,973		$4,888		$5,336	$4,902	$4,444	$4,017

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	2.03	%(d)	3.55%	3.49%	4.40%	4.84%
Ratio of gross expenses before waivers and/or reimbursements	2.96	%(c)	3.22%		4.33%	4.24%	4.40%	4.84%
Ratio of net investment loss to average net assets	(0.36	)%(c)	(0.54)%		(2.35)%	(2.22)%	(3.03)%	(3.01)%
Portfolio turnover rate	4	%(b)	4%		10%	9%	23%	20%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Effective March 1, 2016, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

FINANCIAL HIGHLIGHTS

Commonwealth Global Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2017		For the year ended 10/31/2016	For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013	For the year ended 10/31/2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.97		$13.95	$16.78	$17.00	$14.13	$15.24

Change in net assets from operations:
Net investment gain (loss)	—	(a)	(0.07)	(0.15)	(0.08)	(0.12)	(0.12)
Net realized and unrealized gain (loss) from investments	1.08		0.09	(1.35)	0.50	2.99	0.54

Total from investment activities	1.08		0.02	(1.50)	0.42	2.87	0.42

Distributions:
Net realized gains	(0.60)		—	(1.33)	(0.64)	—	(1.53)

Total distributions	(0.60)		—	(1.33)	(0.64)	—	(1.53)

Redemption fees	—		— (a)	— (a)	—	— (a)	— (a)

Net Asset Value, End of Period	$14.45		$13.97	$13.95	$16.78	$17.00	$14.13

Total Return	8.02	%(b)	0.14%	(9.42)%	2.56%	20.31%	3.47%

Net assets at end of period (000’s)	$15,588		$14,645	$15,210	$16,637	$15,959	$13,311

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.60	%(c)	2.92%	3.31%	3.08%	3.12%	3.31%
Ratio of gross expenses before waivers and/or reimbursements	2.60	%(c)	2.92%	3.34%	3.08%	3.12%	3.31%
Ratio of net investment gain (loss) to average net assets	0.04	%(c)	(0.48)%	(1.03)%	(0.52)%	(0.81)%	(0.85)%
Portfolio turnover rate	5	%(b)	45%	45%	27%	14%	11%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

FINANCIAL HIGHLIGHTS

Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2017		For the year ended 10/31/2016	For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013	For the year ended 10/31/2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.41		$14.62	$14.35	$12.55	$11.27	$9.72

Change in net assets from operations:
Net investment income (loss)	0.03		— (a)	(0.14)	0.02	(0.02)	(0.13)
Net realized and unrealized gain (loss) from investments	1.32		— (a)	0.41	1.78	1.30	1.68

Total from investment activities	1.35		—	0.27	1.80	1.28	1.55

Distributions:
Net realized gains	—		(0.21)	—	—	—	—

Total distributions	—		(0.21)	—	—	—	—

Redemption fees	—		—	—	—	— (a)	— (a)

Net Asset Value, End of Period	$15.76		$14.41	$14.62	$14.35	$12.55	$11.27

Total Return	9.37	%(b)	0.07%	1.88%	14.34%	11.36%	15.95%

Net assets at end of period (000’s)	$10,423		$9,565	$9,719	$9,537	$8,362	$7,824

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.68	%(c)	2.93%	3.35%	3.20%	3.33%	3.53%
Ratio of gross expenses before waivers and/or reimbursements	2.68	%(c)	2.93%	3.38%	3.20%	3.33%	3.53%
Ratio of net investment income (loss) to average net assets	0.39	%(c)	(0.01)%	(0.93)%	0.10%	(0.18)%	(1.20)%
Portfolio turnover rate	8	%(b)	12%	10%	16%	4%	5%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (‘‘ASC’’) Topic 946, ‘‘Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (‘‘GAAP’’).

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Trust can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the ‘‘Board’’). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. In the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds.    Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds.    The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options.    Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2017:

	Australia/New Zealand Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$15,200,489	$3,998,380	(2)	$—	$19,198,869
Corporate Bonds	568,525	—		—	568,525
Short-Term Investments	305,701	—		—	305,701

Total	$16,074,715	$3,998,380		$—	$20,073,095

SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

	Africa Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(1)	$1,976,541	$—	$—	$1,976,541
Exchange-Traded Funds	307,991	—	—	307,991
Sovereign Bonds	—	15,046	—	15,046
Short-Term Investments	216,442	—	—	216,442

Total	$2,500,974	$15,046	$—	$2,516,020

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(1)	$4,913,295		$—	$4,913,295
Short-Term Investments	6,383	—	—	6,383

Total	$4,919,678	$—	$—	$4,919,678

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(1)	$14,512,189	$—	$—	$14,512,189
Exchange-Traded Funds	470,550	—	—	470,550
Call Options	161,190	—	—	161,190
Short-Term Investments	861,641	—	—	861,641

Total	$16,005,570	$—	$—	$16,005,570

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(1)	$10,221,018	$—	$—	$10,221,018
Exchange-Traded Funds	201,110	—	—	201,110
Short-Term Investments	27,253	—	—	27,253

Total	$10,449,381	$—	$—	$10,449,381

(1)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(2)	Consists of the holding: South Port New Zealand Ltd. listed under New Zealand.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts. Please refer to Note 6 – Financial Instruments with Off-Balance Sheet Risk for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(2,880)	$—	$—	$(2,880)
Real Estate Securities Fund
Written Options	$(7,715)	$—	$—	$(7,715)

SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under Note 3 – Significant Accounting Policies under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing agent on any day when certain conditions are met and classified in Level 2. When the securities are valued based on an exchange traded closing price, they are classified in Level 1. The following is a reconciliation of transfers between category levels as of October 31, 2016 and April 30, 2017:

	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$616,893	$329,725
Transfers out of Level 1	—	—

Net Transfers in (out) of Level 1	$616,893	$329,725

Transfers into Level 2	$—
Transfers out of Level 2	(616,893)	(329,725)

Net Transfers in (out) of Level 2	$(616,893)	$(329,725)

C) Currency Translation – For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally

SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2017, the Australia/New Zealand Fund, had contributions to capital due to redemption fees in the amount of $27.

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to

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NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2017, the Funds held no foreign currency contracts.

K) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor (the ‘‘Advisor’’). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the ‘‘Management Fee’’), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2018, under which it has agreed to limit the total expenses of the Africa Fund and Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2018, unless the investment advisory agreement is terminated. The Africa Fund and Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Fund to exceed the expense limitation in place at the time the fee was waived. For the six months ended April 30, 2017, the Advisor waived and reimbursed a total of $20,137 and $29,975 in the Africa Fund and Japan Fund, respectively, which is subject to recoupment.

The amounts subject to recoupment by the Funds, pursuant to the aforementioned conditions are as follows:

Fund	Amount	Recoupment Available Through
Africa Fund	$28,775	October 31, 2017
	$78,909	October 31, 2018
	$47,361	October 31, 2019
	$20,137	October 31, 2020
Japan Fund	$46,885	October 31, 2019
	$29,975	October 31, 2020

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Asset Services, LLC (the “Administrator”), serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Unified Financial Securities, LLC (‘‘Unified’’), an affiliate of The Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

Each Fund has adopted a Service and Distribution Plan (each a ‘‘Plan’’) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board of Trustees has currently authorized each Fund to pay out only 0.25% under its Plan. If the Trustees’ intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively & Associates, Inc., but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2017, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$3,908,354	$4,077,366
Africa Fund	70,328	146,965
Japan Fund	173,142	209,094
Global Fund	2,079,809	707,446
Real Estate Securities Fund	941,589	751,105

Note 6 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are

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NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The following is a summary of the written option activity:

	Global Fund		Real Estate Securities Fund
Contracts	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at 10/31/2016	98	$30,490	167	$48,598
Call options written	40	12,278	22	9,523
Call options expired	(28)	(8,596)	(37)	(17,079)
Call options exercised	(70)	(21,894)	(125)	(26,784)
Call options closed	—	—	(9)	(2,673)

Outstanding at 4/30/2017	40	$12,278	18	$11,585

Note 7 – Derivatives

The Funds’ use of derivatives for the six months ended April 30, 2017, was limited to options. The derivative instruments outstanding as of April 30, 2017, as disclosed in the Statements of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Global Fund
Equity Contracts	Investments in securities at value (purchased options)	$161,190	Net realized loss from purchased option contracts	$(13,032)

Equity Contracts	Options written, at value (written options)	(2,880)	Net realized gain from written option contracts	8,595

Equity Contracts			Net change in unrealized appreciation (depreciation) on purchased option contracts		$89,818

Equity Contracts			Net change in unrealized appreciation (depreciation) on written option contracts		(15,212)

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NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Real Estate Securities Fund
Equity Contracts	Options written, at value (written options)	$(7,715)	Net realized gain from written option contracts	$10,994

Equity Contracts			Net change in unrealized appreciation (depreciation) on purchased option contracts		$11,128

Equity Contracts			Net change in unrealized appreciation (depreciation) on written option contracts		4,837

Balance Sheet Offsetting Information    During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (‘‘netting agreements’’). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of April 30, 2017, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements. The following table provides a summary of amounts related to derivative instruments and amounts related to financial instruments and cash collateral not offset in the Statements of Assets and Liabilities as of April 30, 2017.

	Gross Amounts Presented in Statements of Assets and Liabilities	Amounts not Offset in Statements of Assets and Liabilities
Fund/Derivative		Financial Instruments	Cash Collateral	Net Amount
Global Fund
Purchased options	$161,190	$(161,190)	$—	$—
Written options	(2,880)	2,880
Real Estate Securities Fund
Purchased options	—	—
Written options	(7,715)	7,715	—	—

Note 8 – Tax Matters

At April 30, 2017, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$7,572,574	$372,244	$1,961,081	$3,793,185	$3,488,373
Gross unrealized depreciation	(945,013)	(561,465)	(129,762)	(210,138)	(398,849)

Net unrealized appreciation (depreciation) on investments	$6,627,561	$(189,221)	$1,831,319	$3,583,047	$3,089,524

Tax cost of investments	$13,445,534	$2,705,241	$3,088,359	$12,422,523	$7,359,857

SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

As of October 31, 2016, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$474,705	$15,019	$—	$—	$—
Undistributed long-term capital gains	—	—	—	627,730	—

Tax accumulated earnings	474,705	15,019	—	627,730	—
Accumulated capital and other losses	(267,662)	(75,620)	(515,169)	(50,422)	(62,291)
Unrealized appreciation (depreciation) on investments	5,309,967	(371,517)	1,752,371	2,419,701	2,612,069
Unrealized appreciation (depreciation) on options written	—	—	—	24,610	(967)
Unrealized appreciation (depreciation) on foreign currency	(918)	2,581	(3,003)	(1)	—

Total accumulated earnings (deficit)	$5,516,092	$(429,537)	$1,234,199	$3,021,618	$2,548,811

The tax character of distributions paid during the tax period ended October 31, 2016, was as follows:

	Australia/New Zealand Fund	Africa Fund	Real Estate Securities Fund
	Year Ended October 31, 2016	Year Ended October 31, 2016	Year Ended October 31, 2016
Distributions paid from:
Ordinary income	$504,861	$13,033	$—
Net long-term capital gains	—	—	138,753
Tax return of capital	—	—	2,005

Total distributions paid	$504,861	$13,033	$140,758

For the tax year ended October 31, 2016, the Japan Fund and Global Fund did not pay any distributions.

As of October 31, 2016, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New Zealand		Africa Fund		Japan Fund		Real Estate Securities Fund
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31,
2017	$—	$—	$—	$—	$512,427	$—	$—	$—
2018	—	—	—	—	—	—	—	—
Non-Expiring	190,766	76,896	8,865	66,755	—	—	—	45,258

	$190,766	$76,896	$8,865	$66,755	$512,427	$—	$—	$45,258

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2016, the Japan Fund utilized $157,266 of its capital loss carryovers.

SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

As of October 31, 2016, the Japan, Global and Real Estate Securities Funds, respectively, had $2,742, $50,422 and $17,033 of qualified late-year ordinary losses, which were deferred until fiscal year 2016 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 9 – Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the ‘‘Agreement’’) with its custodian, Fifth Third Bank N.A. (the ‘‘Bank’’). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $2,000,000 (the ‘‘Committed Amount’’) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the London Interbank Offered Rate in effect at that time plus 1.90% and any amounts not drawn will be assessed unused fees at the rate 0.40%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2017, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$74,009	2.49%
Japan Fund	$84,627	2.69%

During the six months ended April 30, 2017, the Australia/New Zealand Fund and Japan Fund paid $31and $63 in interest on borrowings, respectively. There were no borrowings outstanding under the Agreement as of April 30, 2017. The Funds only utilize the line of credit for draws greater than $50,000.

Note 10 – Contractual Obligations

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 11 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not

SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS – April 30, 2017 (Unaudited) – (Continued)

necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 12 – Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (the ‘‘SEC’’) released its Final Rule on Investment Company Reporting Modernization (the ‘‘Rule’’). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Note 13 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SEMI-ANNUAL REPORT 2017

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2017 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 22, 2017, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

Legal Counsel reviewed with the Board his memorandum dated February 17, 2017 and summarized to the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC”) held on the following dates: (i) March 22, 2017 at a meeting of the GNC held prior to the Board meeting; (ii) January 26, 2017 at a special meeting of the GNC; and (iii) December 20, 2016 in preliminary discussions with FCA at the Board’s quarterly meeting. It was noted that members met individually on occasion as well at various times between the December 20, 2016 meeting of the Board and the meeting held on March 22, 2017. Counsel and the Board recapped the discussions that had occurred in these earlier meetings.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each Agreement, including the material factors set forth above and the types of information included in each factor that should be consider by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information on FCA and the parent company of FCA (First Commonwealth Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ performance and expenses; (iv) FCA’s efforts to promote

SEMI-ANNUAL REPORT 2017

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2017 (Unaudited) – (Continued)

and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds. In their deliberations, the Board did not identify any particular factor that was most important in to its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; (ii) its coordination of services for the Funds among the service providers and the Independent Trustees; and (iii) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including the education and experience of FCA’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds, including the implementation of a formal marketing plan. After reviewing the foregoing information and further information in the materials provided by FCA (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds.

With respect to the Australia/New Zealand Fund, the Trustees indicated their belief that the investment strategy of the Australia/New Zealand Fund made it difficult to compare the investment performance of the Australia/New Zealand Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the overall relative performance that the Australia/New Zealand Fund had experienced on a short and long-term basis in comparison to two different indices and a Morningstar peer group category (“Morningstar Category”). The Trustees observed that the Australia/New Zealand Fund outperformed both indices for the six-month and one-year period ended December 31, 2016, underperformed one index and outperformed one index for the three-year and five-year periods and underperformed both indices for the ten-year period ended December 31, 2016. The Trustees also noted that the Australia/New Zealand Fund outperformed the average and median of its Morningstar Category for the one-year, three-year, five-year and ten-year periods ended December 31, 2016.

SEMI-ANNUAL REPORT 2017

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2017 (Unaudited) – (Continued)

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to two indices, a Morningstar Category and an alternative Morningstar peer group category provided by FCA (“Alternative Category”) on a short and long-term basis. The Trustees observed that the Africa Fund outperformed both of its indices for the six-month period ended December 31, 2016, outperformed one index and underperformed one index for the one-year and three-year periods ended December 31, 2016 and underperformed both indices for the five-year period ended December 31, 2016. The Trustees observed that the Africa Fund outperformed the median and average of its Morningstar Category for the one-year period ended December 31, 2016 and underperformed the median and average of its Morningstar Category for the three-year and five-year periods ended December 31, 2016. Further, with respect to the Africa Fund’s Alternative Category, the Trustees noted that the Fund outperformed the median and average for the one-year period ended December 31, 2016 and underperformed the median and average for the three-year and five-year periods ended December 31, 2016.

With respect to the Japan Fund, the Trustees noted the overall relative performance that the Fund had experienced on a short and long-term basis in comparison to one index and a Morningstar Category. The Trustees noted that the Japan Fund had underperformed its comparative index for the six-month, one-year, three-year, five-year and ten-year periods ended December 31, 2016. It was also noted that the Japan Fund outperformed the average of its Morningstar Category for the one-year and three-year periods ended December 31, 2016, and underperformed the average of its Morningstar Category for the five-year and ten-year periods ended December 31, 2016. In addition, it was noted that the Japan Fund outperformed the median of its Morningstar Category for the three-year period ended and underperformed the median of its Morningstar Category for the one-year, five-year and ten-year periods ended December 31, 2016.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to one index and a Morningstar Category on a short and long-term basis. The Trustees observed that the Fund had underperformed its index for the short-term and longer-term periods, including the six-month, one-year, three-year, five-year and ten-year periods ended December 31, 2016. It was noted that the Global Fund outperformed its Morningstar Category for the one-year period and underperformed its Morningstar Category for the three-year, five-year and ten-year periods ended December 31, 2016.

With respect to the Real Estate Fund, the Trustees reviewed the Real Estate Fund’s performance compared to one index and a Morningstar Category on a short and long-term basis. The Trustees noted that the Real Estate Fund had outperformed its comparative index for the six-month period and underperformed its comparative index for the one-year, three-year, five-year and ten-year periods ended December 31, 2016. It was noted that the Real Estate Fund outperformed the average and median of its Morningstar Category for the one-year period and underperformed the average and median of its Morningstar Category for the three-year, five-year and ten-year periods ended December 31, 2016.

After reviewing and discussing the short and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and FCA was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) FCA’s financial condition (as reflected in the financial statements of its parent company) and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCA regarding its profits associated with managing the Funds. The Trustees also considered potential benefits

SEMI-ANNUAL REPORT 2017

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2017 (Unaudited) – (Continued)

for FCA in managing the Funds. The Trustees noted that FCA continues to be unprofitable with regard to its relationship with the Funds. The Trustees then compared the advisory fees and net and/or gross operating expenses of the Funds to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were generally in line with other funds (in all cases lower or equal to the respective category average), the Australia/New Zealand Fund and the Real Estate Fund’s total expenses were above the expense levels of the other identified comparable funds (having the highest or near highest total expenses compared to their respective peer categories); while the Africa Fund, Japan Fund and Global Fund’s total expenses were in line with or slightly above their respective peer categories. The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees considered the Africa Fund’s management fee waivers and certain contractual expense limitations that FCA had instituted since the Fund’s inception. The Trustees also considered the Japan Fund’s contractual fee waiver. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted and discussed FCA’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. The Trustees recognized FCA’s prior negotiations with service providers to the Trust to reduce fees in the previous fiscal year and that such reductions would be carried into the current fiscal year without further negotiations, as applicable. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

SEMI-ANNUAL REPORT 2017

ADDITIONAL INFORMATION – April 30, 2017 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period* 11/1/16 – 4/30/17	Expense Ratio During Period* 11/1/16 – 4/30/17
Australia/New Zealand Fund	$1,000.00	$1,047.00	$13.39	2.64%
Africa Fund	1,000.00	1,062.80	8.95	1.75%
Japan Fund	1,000.00	1,023.70	8.79	1.75%
Global Fund	1,000.00	1,080.20	13.43	2.60%
Real Estate Securities Fund	1,000.00	1,093.70	13.94	2.68%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), short-term redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period* 11/1/16 – 4/30/17	Expense Ratio During Period* 11/1/16 – 4/30/17
Australia/New Zealand Fund	$1,000.00	$1,011.72	$13.15	2.64%
Africa Fund	1,000.00	1,016.12	8.75	1.75%
Japan Fund	1,000.00	1,016.10	8.76	1.75%
Global Fund	1,000.00	1,011.88	12.99	2.60%
Real Estate Securities Fund	1,000.00	1,011.48	13.39	2.68%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

SEMI-ANNUAL REPORT 2017

ADDITIONAL INFORMATION – April 30, 2017 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT 2017

NOTICE OF PRIVACY POLICY & PRACTICES (Unaudited)

Commonwealth International Series Trust (the ‘‘Trust’’) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

•	as permitted by law – for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]	For purposes of this notice, the terms ‘‘customer’’ or ‘‘customers’’ includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

Item 2. Code of Ethics. NOT APPLICABLE- disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE- disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date 6/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date 6/28/17

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 6/28/17